Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Onto Innovation Inc.
Entity Central Index Key	0000704532
Entity Emerging Growth Company	false
Entity File Number	001-39110
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	16 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(978)
Local Phone Number	253-6200
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONTO
Security Exchange Name	NYSE